Revenues (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($) item
Revenues
Revenues | $	$ 11,171	$ 11,171
Percentage of royalty rate from first partner		10.00%
Percentage of royalty rate from second partner		5.00%
Number of partners | item		2